Earnings per share	6 Months Ended
Sep. 30, 2022
Earnings per share [abstract]
Earnings per share
8. Earnings per share

Earnings per share (EPS), excluding exceptional items and remeasurements are provided to reflect the adjusted profit subtotals used by the Group, as set out in note 1. The earnings per share calculations are based on profit after tax attributable to equity shareholders of the parent company which excludes non-controlling interests.
(a)Basic earnings per share

	Earnings	EPS	Earnings	EPS
Six months ended 30 September	2022	2022	2021	2021
	£m	pence	£m	pence
Profit after tax before exceptional items and remeasurements – continuing	917	25.1	737	20.7
Exceptional items and remeasurements after tax – continuing	208	5.7	(362)	(10.2)
Profit after tax from continuing operations attributable to the parent	1,125	30.8	375	10.5
Profit after tax before exceptional items and remeasurements – discontinued	121	3.3	260	7.3
Exceptional items and remeasurements after tax – discontinued	10	0.3	(161)	(4.5)
Profit after tax from discontinued operations attributable to the parent	131	3.6	99	2.8
Total profit after tax before exceptional items and remeasurements	1,038	28.4	997	28.0
Total exceptional items and remeasurements after tax	218	6.0	(523)	(14.7)
Total profit after tax attributable to the parent	1,256	34.4	474	13.3

		2022		2021
		millions		millions
Weighted average number of shares – basic		3,651		3,569

(b)Diluted earnings per share

	Earnings	EPS	Earnings	EPS
Six months ended 30 September	2022	2022	2021	2021
	£m	pence	£m	pence
Profit after tax before exceptional items and remeasurements – continuing	917	25.0	737	20.6
Exceptional items and remeasurements after tax – continuing	208	5.7	(362)	(10.1)
Profit after tax from continuing operations attributable to the parent	1,125	30.7	375	10.5
Profit after tax before exceptional items and remeasurements – discontinued	121	3.3	260	7.3
Exceptional items and remeasurements after tax – discontinued	10	0.2	(161)	(4.6)
Profit after tax from discontinued operations attributable to the parent	131	3.5	99	2.7
Total profit after tax before exceptional items and remeasurements	1,038	28.3	997	27.9
Total exceptional items and remeasurements after tax	218	5.9	(523)	(14.7)
Total profit after tax attributable to the parent	1,256	34.2	474	13.2

		2022		2021
		millions		millions
Weighted average number of shares – diluted		3,668		3,584